ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Location [Line Items]
Total net revenues	€ 3,416,890	€ 3,105,084	€ 2,854,369
Italy
Entity Location [Line Items]
Total net revenues	563,921	387,184	238,532
Other EMEA
Entity Location [Line Items]
Total net revenues	1,308,261	1,314,788	1,209,916
Americas
Entity Location [Line Items]
Total net revenues	920,858	835,045	884,971
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Total net revenues	282,550	272,223	257,249
Rest of APAC
Entity Location [Line Items]
Total net revenues	€ 341,300	€ 295,844	€ 263,701